Accounting Policies Applied - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | IT Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Bottom of range [member] | Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Bottom of range [member] | Motor Vehicles [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Bottom of range [member] | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | Coal/Fuel Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | Combined Cycle Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | High-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	15 years
Bottom of range [member] | Low- and Medium-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	30 years
Bottom of range [member] | Measuring and Remote Control Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Bottom of range [member] | Primary Substations [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Top of Range [Member] | Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	85 years
Top of Range [Member] | Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	85 years
Top of Range [Member] | IT Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	15 years
Top of Range [Member] | Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	75 years
Top of Range [Member] | Motor Vehicles [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Top of Range [Member] | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	85 years
Top of Range [Member] | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	60 years
Top of Range [Member] | Coal/Fuel Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years
Top of Range [Member] | Combined Cycle Power Plants [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range [Member] | High-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range [Member] | Low- and Medium-Voltage Network [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	50 years
Top of Range [Member] | Measuring and Remote Control Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	30 years
Top of Range [Member] | Primary Substations [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	40 years